Schedule of Fair Value of Liability-Classified Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 2.22
Contractual term	5 years 2 months 12 days
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility			54.80%
Risk-free rate			3.90%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility			55.60%
Risk-free rate			4.40%
Liability Classified Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price		$ 8.06	$ 10.60
Expected volatility		79.00%	55.70%
Risk-free rate		3.70%
Liability Classified Warrants [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free rate		3.50%
Contractual term		4 years 3 months 18 days	1 year 1 month 6 days
Liability Classified Warrants [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free rate		3.90%
Contractual term		4 years 10 months 24 days	5 years 1 month 6 days
Earnout Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 1.99	$ 8.06	$ 10.60
Expected volatility	90.00%	80.00%	70.00%
Risk-free rate	3.80%	3.80%	3.60%
Contractual term	5 years 8 months 12 days	6 years 2 months 12 days	7 years 2 months 12 days
Notes Payable Measured at Fair Value [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 1.99
Risk-free rate, minimum	3.80%
Risk-free rate, maximum	3.90%
Notes Payable Measured at Fair Value [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	125.40%
Contractual term	2 months 19 days
Notes Payable Measured at Fair Value [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	136.30%
Contractual term	3 months 25 days